FLOW THROUGH SHARE PREMIUM LIABILITY	12 Months Ended
Dec. 31, 2025
FLOW THROUGH SHARE PREMIUM LIABILITY
FLOW-THROUGH SHARE PREMIUM LIABILITY

11. FLOW-THROUGH SHARE PREMIUM LIABILITY

The following is a continuity schedule of the liability portion of the Company’s flow-through share issuances:

	June 23, 2023	June 14, 2024	August 05, 2025	Total
Balance, December 31, 2023	$1,225	$-	$-	$1,225
Liability incurred for flow-through share	-	1,799	-	1,799
Settlement of flow-through share premium liability upon incurring eligible expenditures	(1,225)	(822)	-	(2,047)
Balance, December 31, 2024	$-	$977	$-	$977
Liability incurred for flow-through share issued August 5, 2025	-	-	1,745	1,745
Settlement of flow-through share premium liability upon incurring eligible expenditures	-	(977)	(465)	(1,442)
Balance, December 31, 2025	$-	$-	$1,280	$1,280

As at December 31, 2025, the Company had of unspent flow-through expenditure commitments of $5,631,000 (December 31, 2024 – $4,197,000), which are required to be spent by December 31, 2026.